Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Income Tax Expense

Year Ended
December 31,
2013
Current
Federal	$4,168
State and local	562
Total current	4,730
Deferred
Federal	840
State and local	72
Total deferred	912
Income tax expense	$5,642

Schedule Of Components Of Income Tax Expense By Expense

Year Ended
December 31,
2013
Statutory income tax expense	$4,897
State income tax expense, net of federal income tax expense	382
Section 199 deduction	(421)
Other permanent items	157
Conversion to corporation	627
Income tax expense	$5,642

Schedule Of Deferred Tax Assets And Liabilities

Deferred tax assets
Warranty reserves	$437
Accrued expenses	993
Intangible assets	143
Deferred tax asset	1,573

Deferred tax liabilities
Prepaid assets	457
Property and equipment	511
Inventory valuation adjustment	1,517
Deferred tax liability	2,485
Net deferred tax liability	$912